SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    April 10, 2007

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   89

Form 13F Information Table Value Total:              491,443
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value       Shares             Investment  Other      Voting
Name of Issuer            Class        Cusip      (x$1000)    or Prn Amt    SH/PRN Discretion  Managers Authority
Adobe Systems Inc.      com       00724F101           12,330        295,676  SH    sole         n/a     sole
Allstate Corp.          com       020002101            2,015         33,550  SH    sole         n/a     sole
Altria Group            com       02209S103            1,695         19,305  SH    sole         n/a     sole
Amazon.com              com       023135106           12,805        321,810  SH    sole         n/a     sole
America Movil - ADR     com       02364W105              860         18,000  SH    sole         n/a     sole
American Express        com       025816109            3,432         60,845  SH    sole         n/a     sole
American Int'l Group    com       026874107           11,894        176,940  SH    sole         n/a     sole
Ameriprise Financial    com       03076C106              636         11,132  SH    sole         n/a     sole
Amgen Inc.              com       031162100           11,701        209,397  SH    sole         n/a     sole
Apollo Group            com       037604105           11,957        272,365  SH    sole         n/a     sole
Avon Products Inc.      com       054303102            2,765         74,195  SH    sole         n/a     sole
Baker Hughes Inc.       com       057224107              443          6,694  SH    sole         n/a     sole
Bank of Amer. Corp.     com       060505104            7,122        139,600  SH    sole         n/a     sole
Becton, Dickinson       com       075887109              308          4,000  SH    sole         n/a     sole
Bed, Bath & Beyond      com       075896100           10,667        265,535  SH    sole         n/a     sole
Berkshire Hathaway B    com       084670207            2,912            800  SH    sole         n/a     sole
BP Amoco PLC            com       055622104              343          5,292  SH    sole         n/a     sole
Broadcom Corp.          com       111320107           10,108        315,175  SH    sole         n/a     sole
Burlington N SantaFe    com       12189T104              820         10,200  SH    sole         n/a     sole
Carnival Corp.          com       143658300           14,686        313,394  SH    sole         n/a     sole
Celgene Corp.           com       151020104            4,037         76,950  SH    sole         n/a     sole
Cisco Systems Inc.      com       17275R102           15,366        601,872  SH    sole         n/a     sole
Coach Inc.              com       189754104           12,944        258,620  SH    sole         n/a     sole
Comcast Corp. Cl 'A'    com       20030N101            1,132         43,635  SH    sole         n/a     sole
Comcast Special A       com       20030N200              683         26,812  SH    sole         n/a     sole
Corning Inc.            com       219350105           13,346        586,890  SH    sole         n/a     sole
Delta and Pine Land     com       247357106            1,465         35,552  SH    sole         n/a     sole
Electronic Data Sys.    com       285661104              349         12,595  SH    sole         n/a     sole
Eli Lilly               com       532457108            3,261         60,716  SH    sole         n/a     sole
Federated Dept. Str.    com       31410H101              775         17,200  SH    sole         n/a     sole
First Data Corp.        com       319963104            6,402        237,981  SH    sole         n/a     sole
Flextronics Intl Ltd    com       Y2573F102            9,719        888,347  SH    sole         n/a     sole
Franklin Resources      com       354613101           12,718        105,259  SH    sole         n/a     sole
Gannett Co. Inc.        com       364730101            1,745         31,000  SH    sole         n/a     sole
Genentech Inc.          com       368710406            3,429         41,757  SH    sole         n/a     sole
General Electric Co.    com       369604103            3,069         86,780  SH    sole         n/a     sole
Gilead Sciences Inc.    com       375558103            4,053         52,877  SH    sole         n/a     sole
GlaxoSmithKline PLC     com       37733W105            5,471         99,000  SH    sole         n/a     sole
Goldman Sachs Group     com       38141G104           12,368         59,855  SH    sole         n/a     sole
Harman International    com       413086109            5,169         53,795  SH    sole         n/a     sole
Hartford Fin'l Ser.     com       416515104            1,362         14,250  SH    sole         n/a     sole
Hess Corp.              com       42809H107            2,007         36,174  SH    sole         n/a     sole
Home Depot Inc.         com       437076102            9,998        272,136  SH    sole         n/a     sole
International Paper     com       460146103              273          7,500  SH    sole         n/a     sole
Int'l Bus. Machines     com       459200101           13,892        147,381  SH    sole         n/a     sole
Janus Capital Group     com       47102X105            1,089         52,070  SH    sole         n/a     sole
Johnson & Johnson       com       478160104            1,976         32,795  SH    sole         n/a     sole
Liberty Media Hldg A    com       53071M302              514          4,644  SH    sole         n/a     sole
Libery Media Inter A    com       53071M104              553         23,229  SH    sole         n/a     sole
Linear Technology       com       535678106            5,467        173,075  SH    sole         n/a     sole
Maxim Integrated        com       57772K101            4,825        164,110  SH    sole         n/a     sole
Merck & Co.             com       589331107            3,952         89,462  SH    sole         n/a     sole
Micron Technology       com       595112103              480         39,710  SH    sole         n/a     sole
Monsanto Co.            com       61166W101           19,031        346,262  SH    sole         n/a     sole
Monster Worldwide       com       611742107           12,706        268,220  SH    sole         n/a     sole
Nasdaq-100 Tr. Ser. 1   com       631100104            4,672        107,334  SH    sole         n/a     sole
NAVTEQ Corp.            com       63936L100            5,655        163,900  SH    sole         n/a     sole
News Corp ADR PRF       com       65248E104              315         13,640  SH    sole         n/a     sole
Nordstrom Inc.          com       655664100            1,694         32,000  SH    sole         n/a     sole
Nortel Networks Corp.   com       656568102              968         40,241  SH    sole         n/a     sole
Oracle Corp.            com       68389X105            2,838        156,538  SH    sole         n/a     sole
PepsiCo Inc.            com       713448108            7,007        110,250  SH    sole         n/a     sole
Pfizer, Inc.            com       717081103           10,796        427,413  SH    sole         n/a     sole
Pogo Producing          com       730448107            3,371         70,081  SH    sole         n/a     sole
Procter & Gamble        com       742718109            2,021         32,000  SH    sole         n/a     sole
Royal Caribbean Cru.    com       V7780T103              253          6,000  SH    sole         n/a     sole
Royal Dutch Shell PLC   com       780259206            3,474         52,400  SH    sole         n/a     sole
RR Donnelley & Sons     com       257867101              684         18,705  SH    sole         n/a     sole
SAP AG ADR              com       803054204           11,115        248,925  SH    sole         n/a     sole
Seagate Technology      com       G7945J104           10,324        443,095  SH    sole         n/a     sole
Sealed Air Corp.        com       81211K100            2,030         64,230  SH    sole         n/a     sole
Solectron Corp.         com       834182107              457        145,000  SH    sole         n/a     sole
St. Jude Medical Inc.   com       790849103           10,377        275,920  SH    sole         n/a     sole
Standard & Poors DR.    com       78462F103           12,511         88,106  SH    sole         n/a     sole
State Street Corp.      com       857477103           10,351        159,860  SH    sole         n/a     sole
Symantec Corp.          com       871503108              208         12,000  SH    sole         n/a     sole
Target Corp.            com       87612E106           13,587        229,277  SH    sole         n/a     sole
Telefonos Mexico 'L'    com       879403780              401         12,000  SH    sole         n/a     sole
Telephone & Data        com       879433100              298          5,000  SH    sole         n/a     sole
Telephone & Data - Sp   com       879433860              280          5,000  SH    sole         n/a     sole
Union Pacific Corp.     com       907818108              508          5,000  SH    sole         n/a     sole
United Parcel Service   com       911312106           12,064        172,090  SH    sole         n/a     sole
Vodafone Grp. PLC ADR   com       92857W100              457         17,007  SH    sole         n/a     sole
Walt Disney Co.         com       254687106            9,887        287,153  SH    sole         n/a     sole
Washington Post 'B'     com       939640108            4,772          6,250  SH    sole         n/a     sole
Western Union Co.       com       959802109            5,231        238,311  SH    sole         n/a     sole
Wyeth                   com       983024100              896         17,900  SH    sole         n/a     sole
Yahoo! Inc.             com       984332106           12,299        393,055  SH    sole         n/a     sole
Yum! Brands Inc.        com       988498101            1,534         26,550  SH    sole         n/a     sole
Zimmer Holdings Inc.    com       98956P102           12,992        152,115  SH    sole         n/a     sole